Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 10.5%
29,863		Activision Blizzard, Inc.	$1,580,350	0.4
304,356		AT&T, Inc.	11,516,831	3.1
2,741	(1)	Charter Communications, Inc.	1,129,621	0.3
99,511		Comcast Corp. – Class A	4,485,956	1.2
1,172	(1)	Electronic Arts, Inc.	114,645	0.0
6,229	(1)	T-Mobile US, Inc.	490,659	0.2
172,531		Verizon Communications, Inc.	10,413,971	2.8
72,782		Walt Disney Co.	9,484,950	2.5
			39,216,983	10.5

		Consumer Discretionary: 4.6%
16,575		Carnival Corp.	724,493	0.2
162,923		Ford Motor Co.	1,492,375	0.4
51,706		General Motors Co.	1,937,941	0.5
19,757		Home Depot, Inc.	4,584,019	1.2
7,389		Las Vegas Sands Corp.	426,789	0.1
26,838		McDonald's Corp.	5,762,387	1.5
19,670		Target Corp.	2,102,920	0.6
1,420		Yum! Brands, Inc.	161,070	0.1
			17,191,994	4.6

		Consumer Staples: 11.4%
39,931		Altria Group, Inc.	1,633,178	0.4
50,819		Coca-Cola Co.	2,766,586	0.7
35,033		Colgate-Palmolive Co.	2,575,276	0.7
6,602		Constellation Brands, Inc.	1,368,463	0.4
24,960		General Mills, Inc.	1,375,795	0.4
8,517	(2)	Keurig Dr Pepper, Inc.	232,684	0.1
14,225		Kimberly-Clark Corp.	2,020,661	0.5
25,991		Kraft Heinz Co.	726,059	0.2
59,241		Mondelez International, Inc.	3,277,212	0.9
9,343		PepsiCo, Inc.	1,280,925	0.3
64,789		Philip Morris International, Inc.	4,919,429	1.3
97,069		Procter & Gamble Co.	12,073,442	3.2
31,770		Walgreens Boots Alliance, Inc.	1,757,199	0.5
58,540		Walmart, Inc.	6,947,527	1.8
			42,954,436	11.4

		Energy: 9.8%
79,475		Chevron Corp.	9,425,735	2.5
46,314		ConocoPhillips	2,638,972	0.7
24,178		EOG Resources, Inc.	1,794,491	0.5
176,473		Exxon Mobil Corp.	12,460,759	3.3
81,289		Kinder Morgan, Inc.	1,675,366	0.5
27,357		Marathon Petroleum Corp.	1,661,938	0.5
37,305		Occidental Petroleum Corp.	1,658,953	0.4
18,693		Phillips 66	1,914,163	0.5
57,717		Schlumberger Ltd.	1,972,190	0.5
17,355		Valero Energy Corp.	1,479,340	0.4
			36,681,907	9.8

		Financials: 25.8%
30,729		Aflac, Inc.	1,607,741	0.4
13,689		Allstate Corp.	1,487,721	0.4
12,603		American Express Co.	1,490,683	0.4
36,263		American International Group, Inc.	2,019,849	0.5
351,053		Bank of America Corp.	10,240,216	2.7
34,939		Bank of New York Mellon Corp.	1,579,592	0.4
31,862		BB&T Corp.	1,700,475	0.5
81,549	(1)	Berkshire Hathaway, Inc. – Class B	16,963,823	4.5
4,936		BlackRock, Inc.	2,199,679	0.6
19,472		Capital One Financial Corp.	1,771,563	0.5
19,572		Charles Schwab Corp.	818,697	0.2
18,974		Chubb Ltd.	3,063,163	0.8
94,130		Citigroup, Inc.	6,502,500	1.7
14,755		CME Group, Inc.	3,118,322	0.8
13,483		Goldman Sachs Group, Inc.	2,794,082	0.8
13,954		Intercontinental Exchange, Inc.	1,287,536	0.4
132,534		JPMorgan Chase & Co.	15,597,927	4.2
2,585		Marsh & McLennan Cos., Inc.	258,629	0.1
32,998		Metlife, Inc.	1,556,186	0.4
49,526		Morgan Stanley	2,113,274	0.6
18,534		PNC Financial Services Group, Inc.	2,597,725	0.7
16,345		Progressive Corp.	1,262,651	0.3
16,899		Prudential Financial, Inc.	1,520,065	0.4
1,470		TD Ameritrade Holding Corp.	68,649	0.0
9,135		Travelers Cos, Inc.	1,358,283	0.4
59,636		US Bancorp	3,300,256	0.9
165,507		Wells Fargo & Co.	8,348,173	2.2
			96,627,460	25.8

		Health Care: 15.2%
40,703		Abbott Laboratories	3,405,620	0.9
2,190	(1)	Alexion Pharmaceuticals, Inc.	214,489	0.1
13,669		Allergan plc	2,300,356	0.6
2,000		Amgen, Inc.	387,020	0.1
7,593		Anthem, Inc.	1,823,079	0.5
10,652		Baxter International, Inc.	931,730	0.3
10,210		Becton Dickinson & Co.	2,582,722	0.7
5,038	(1)	Biogen, Inc.	1,172,947	0.3
40,229		Bristol-Myers Squibb Co.	2,040,013	0.5
10,770		Cigna Corp.	1,634,778	0.4
54,108		CVS Health Corp.	3,412,591	0.9
25,126		Danaher Corp.	3,628,948	1.0
45,512		Gilead Sciences, Inc.	2,884,551	0.8
4,511		HCA Healthcare, Inc.	543,215	0.2
3,210		Humana, Inc.	820,701	0.2
94,022		Johnson & Johnson	12,164,566	3.2
55,945		Medtronic PLC	6,076,746	1.6
5,584		Merck & Co., Inc.	470,061	0.1
231,930		Pfizer, Inc.	8,333,245	2.2
2,704	(1)	Regeneron Pharmaceuticals, Inc.	750,090	0.2

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,302		Thermo Fisher Scientific, Inc.	$1,544,313	0.4
			57,121,781	15.2

		Industrials: 8.3%
5,480		3M Co.	900,912	0.2
20,968		Caterpillar, Inc.	2,648,468	0.7
20,292		CSX Corp.	1,405,627	0.4
11,800		Deere & Co.	1,990,424	0.5
19,396		Delta Air Lines, Inc.	1,117,210	0.3
17,599		Eaton Corp. PLC	1,463,357	0.4
23,297		Emerson Electric Co.	1,557,637	0.4
10,046		FedEx Corp.	1,462,396	0.4
9,910		General Dynamics Corp.	1,810,854	0.5
360,688		General Electric Co.	3,224,551	0.9
15,347		Honeywell International, Inc.	2,596,712	0.7
33,159		Johnson Controls International plc	1,455,349	0.4
9,598		Norfolk Southern Corp.	1,724,377	0.5
4,430		Raytheon Co.	869,122	0.2
3,604		Roper Technologies, Inc.	1,285,186	0.3
8,147		Southwest Airlines Co.	440,019	0.1
6,720	(1),(2)	Uber Technologies, Inc.	204,758	0.1
33,809		United Technologies Corp.	4,615,605	1.2
3,859		Waste Management, Inc.	443,785	0.1
			31,216,349	8.3

		Information Technology: 5.4%
13,251		Analog Devices, Inc.	1,480,534	0.4
18,069		Applied Materials, Inc.	901,643	0.3
2,098	(1)	Autodesk, Inc.	309,875	0.1
21,137		Cognizant Technology Solutions Corp.	1,273,821	0.3
1,750	(1)	Dell Technologies, Inc.	90,755	0.0
9,863		Fidelity National Information Services, Inc.	1,309,412	0.4
59,567		HP, Inc.	1,127,008	0.3
184,824		Intel Corp.	9,523,981	2.5
14,605		International Business Machines Corp.	2,123,859	0.6
46,091	(1)	Micron Technology, Inc.	1,974,999	0.5
			20,115,887	5.4

		Materials: 3.1%
7,867		Air Products & Chemicals, Inc.	1,745,373	0.5
31,205		Dow, Inc.	1,486,918	0.4
31,241		DowDuPont, Inc.	2,227,796	0.6
22,621	(1)	Linde Public Ltd.	4,382,140	1.2
11,075		LyondellBasell Industries NV - Class A	990,880	0.2
6,632		PPG Industries, Inc.	785,958	0.2
970		Southern Copper Corp.	33,106	0.0
			11,652,171	3.1

		Real Estate: 0.7%
26,155		ProLogis, Inc.	2,228,929	0.6
1,498		Public Storage, Inc.	367,414	0.1
1,464		Simon Property Group, Inc.	227,872	0.0
			2,824,215	0.7

		Utilities: 4.5%
20,587		American Electric Power Co., Inc.	1,928,796	0.5
33,395		Dominion Energy, Inc.	2,706,331	0.7
30,358		Duke Energy Corp.	2,910,118	0.8
40,410		Exelon Corp.	1,952,207	0.5
19,945		NextEra Energy, Inc.	4,646,985	1.3
43,362		Southern Co.	2,678,471	0.7
			16,822,908	4.5

	Total Common Stock
	(Cost $272,653,862)		372,426,091	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.1%
439,008	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $439,037, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $447,788, due 10/15/19-09/01/49)
		(Cost $439,008)	439,008	0.1

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,499,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $2,499,000)	2,499,000	0.7

	Total Short-Term Investments
	(Cost $2,938,008)	2,938,008	0.8

	Total Investments in Securities (Cost $275,591,870)	$375,364,099	100.1
	Liabilities in Excess of Other Assets	(450,635)	(0.1)
	Net Assets	$374,913,464	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$372,426,091	$–	$–	$372,426,091
Short-Term Investments	2,499,000	439,008	–	2,938,008
Total Investments, at fair value	$374,925,091	$439,008	$–	$375,364,099
Liabilities Table
Other Financial Instruments+
Futures	$(14,608)	$–	$–	$(14,608)
Total Liabilities	$(14,608)	$–	$–	$(14,608)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	20	12/20/19	$2,978,500	$(14,608)
			$2,978,500	$(14,608)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $279,216,637.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$114,660,159
Gross Unrealized Depreciation	(18,527,305)
Net Unrealized Appreciation	$96,132,854